Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2021
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

5.	Right-of-use assets and lease liabilities

The Company has lease agreements for its headquarter office space in Vancouver, B.C. Upon transition to IFRS 16, the Company recognized $394,654 of ROU assets and $394,654 of lease liabilities.

One lease contains an extension option exercisable only by the Company was exercised on November 22, 2021. The lease was therefore extended from March 31, 2022 to March 31, 2027. The Company reassessed this significant event as a lease modification and has estimated that the potential future lease payments under the extended lease term would result in an increase in lease liability by $508,799.

The continuity of lease liabilities for the years ended December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Opening balance	$170,731	$292,679
Modification by extending the lease term	508,799	-
Less: lease payments	(144,253)	(143,428)
Interest expense	13,330	21,480
	548,607	170,731
Less: current portion of lease liabilities	(82,677)	(134,950)
Long-term portion of lease liabilities	$465,930	$35,781

  The Company entered into a sublease arrangement with a third party to lease an office unit from May 1, 2021 to March 31, 2022 under the same terms of the Company’s lease. The Company remains beholden to the obligations set out in its lease dated October 31, 2018. The rental income during the period ended December 31, 2021 from this operating sublease was $22,452 and recorded in interest and other income.

The continuity of ROU assets for the years ended December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Opening balance	$151,790	$273,222
Modification by extending the lease term	508,799	-
Less: amortization of ROU assets	(121,479)	(121,432)
	$539,110	$151,790

During the year ended December 31, 2021, the Company recognized occupancy expenses of $40,542 (2020 - $45,248; 2019 - $39,561) related to short term leases.

As at December 31, 2021, the remaining payments for the operating lease are due as follows:

	2022	2023	2024	2025	2026	Total
Office lease	$171,759	$167,374	$170,672	$173,970	$177,268	$861,043